INSURANCE AND UNDERWRITING RESULT, BBA and VFA of the Insurance Service (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance revenue, amounts relating to changes in liability for remaining coverage [abstract]
Change in risk adjustment for non-financial risk	S/ (22,759)	S/ (15,379)
Contracts Measured Under BBA and VFA [Member]
Insurance revenue, amounts relating to changes in liability for remaining coverage [abstract]
CSM recognized for services provided	128,639	131,588
Change in risk adjustment for non-financial risk	12,357	15,982
Expenses for insurance services and expected	81,995	65,329
Cash recovery for the purchase of insurance	3,134	(1,576)
Income from the Insurance Service	S/ 226,125	S/ 211,323